Note 4 - Accounting Policies and New Standards Adopted (Tables)	6 Months Ended
Sep. 30, 2019
Statement Line Items [Line Items]
Explanation of difference between operating lease commitments disclosed applying IAS 17 and lease liabilities recognised at date of initial application of IFRS 16 [text block]
Total operating lease commitments disclosed at March 31, 2019	$21,243
Short-term leases and other minor adjustments	(707)
Operating lease liabilities before discounting	20,536
Discounted using the incremental borrowing rate	(2,011)
Total lease liabilities recognized under IFRS 16 at April 1, 2019	$18,525